Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Summary of Capital Securities and Junior Subordinated Debentures (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Capital Securities [Member]
Debt Instrument [Line Items]
Stated Value	$ 90,000
Capital Securities [Member] | Sun Capital Trust V [Member]
Debt Instrument [Line Items]
Issuance Date	Dec. 18, 2003
Stated Value	$ 15,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Capital Trust VI [Member]
Debt Instrument [Line Items]
Issuance Date	Dec. 19, 2003
Stated Value	$ 25,000
Distribution Rate	3-mo LIBOR plus 2.80%
Capital Securities [Member] | Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Issuance Date	Jan. 17, 2006
Stated Value	$ 30,000
Distribution Rate	3-mo LIBOR plus 1.35%
Capital Securities [Member] | Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Issuance Date	Apr. 19, 2007
Stated Value	$ 10,000
Distribution Rate	3-mo LIBOR plus 1.53%
Capital Securities [Member] | Sun Capital Trust VIII [Member]
Debt Instrument [Line Items]
Issuance Date	Jul. 05, 2007
Stated Value	$ 10,000
Distribution Rate	3-mo LIBOR plus 1.39%
Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Principal Amount	$ 92,786
Junior Subordinated Debentures [Member] | Sun Capital Trust V [Member]
Debt Instrument [Line Items]
Principal Amount	$ 15,464
Maturity	Dec. 30, 2033
Redeemable Beginning	Dec. 30, 2008
Junior Subordinated Debentures [Member] | Sun Capital Trust VI [Member]
Debt Instrument [Line Items]
Principal Amount	$ 25,774
Maturity	Jan. 23, 2034
Redeemable Beginning	Jan. 23, 2009
Junior Subordinated Debentures [Member] | Sun Statutory Trust VII [Member]
Debt Instrument [Line Items]
Principal Amount	$ 30,928
Maturity	Mar. 15, 2036
Redeemable Beginning	Mar. 15, 2011
Junior Subordinated Debentures [Member] | Sun Capital Trust VII [Member]
Debt Instrument [Line Items]
Principal Amount	$ 10,310
Maturity	Jun. 30, 2037
Redeemable Beginning	Jun. 30, 2012
Junior Subordinated Debentures [Member] | Sun Capital Trust VIII [Member]
Debt Instrument [Line Items]
Principal Amount	$ 10,310
Maturity	Oct. 01, 2037
Redeemable Beginning	Oct. 01, 2012